Derivatives and Hedging Instruments - Summary of Fair Value of Derivative Instruments as Recorded in Company's Consolidated Statements of Financial Condition (Detail) - Recurring - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Foreign currency exchange contracts	$ 1,912	$ 1,122
Foreign currency exchange contracts	(1,110)	(1,360)
Interest rate swap agreements	(7)	(131)
Interest rate cap contracts	3,922
Designated as Hedging Instrument | Other assets | Foreign currency exchange contracts
Derivative [Line Items]
Foreign currency exchange contracts	1,912	707
Designated as Hedging Instrument | Other liabilities | Foreign currency exchange contracts
Derivative [Line Items]
Foreign currency exchange contracts	0	(51)
Designated as Hedging Instrument | Other liabilities | Interest rate swap agreements
Derivative [Line Items]
Interest rate swap agreements	(7)	(27)
Derivatives Not Designated as Hedging Instruments | Other assets | Foreign currency exchange contracts
Derivative [Line Items]
Foreign currency exchange contracts	0	415
Derivatives Not Designated as Hedging Instruments | Other assets | Interest rate cap contracts
Derivative [Line Items]
Interest rate cap contracts	3,922	0
Derivatives Not Designated as Hedging Instruments | Other liabilities | Foreign currency exchange contracts
Derivative [Line Items]
Foreign currency exchange contracts	(1,110)	(1,309)
Derivatives Not Designated as Hedging Instruments | Other liabilities | Interest rate swap agreements
Derivative [Line Items]
Interest rate swap agreements	$ 0	$ (104)